Trade Payables - Schedule of Trade Payables (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Trade Payables [Abstract]
Service providers and consumables	R$ 481,006	R$ 534,307
Related parties	47	30
Operational suppliers	384,136	304,618
Credit card transactions	4,943,586	4,655,769
Other suppliers	4,948	2,389
Total	R$ 5,813,723	R$ 5,497,113